Loss per Share Attributable to Ordinary Equity Holders of the Parent - Additional Information (Details) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Basic Earnings Per Share [Abstract]
Weighted average number of ordinary shares issued	271,684,977	207,775,944